Property and Equipment - Schedule of Property and Equipment (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Software	$ 133,201	$ 133,201
Computer and office equipment	33,875	26,432
Furniture and fixtures	14,518	10,436
Property and Equipment, Gross	181,594	170,069
Accumulated depreciation and amortization	(167,987)	(129,832)
Property and equipment, net	$ 13,607	$ 40,237